14. Stock Options	12 Months Ended
Dec. 31, 2018
Stock Options
STOCK OPTIONS

14. STOCK OPTIONS

The Company agreed to grant Mr. Roberts stock options for a minimum of 300,000 shares of the Company's common stock at an exercise price of 50% of the current last ten (10) day stock average per share, and 600,000 shares of common stock as a key officer employment incentive to be earned and vested on a pro rata basis at 25,000 shares per month for twenty-four (24) months. The fair value of both 300,000 options and 600,000 shares were determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.226 per share. Accordingly, the accrued expense was $135,600 as of December 31, 2017. On August 8, 2017, Mr. Roberts accepted the offer from the Company to issue 3,000,000 common shares to supersede all his options and warrants in the employment agreement.

After the cancellation of the above transaction, there were no stock options issued as of December 31, 2017 or as of December 31, 2018.